Operating Expenses - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expense [line items]
Research and efficacy costs	£ 12	£ 11	£ 13
Penguin Random House [member]
Operating expense [line items]
Service fee income			£ 4
Other gains and losses		£ 180